UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q
       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06445

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                     The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

             119 Washington Avenue, Suite 504, Miami Beach FL 33139
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              (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
             119 Washington Avenue, Suite 504, Miami Beach FL 33139
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                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900
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                       Date of fiscal year end: 06/30/13
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                       Date of reporting period: 03/31/13
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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF March 31, 2013 (unaudited)
================================================================================

Shares or
Principal Amount                  Description                      Market Value
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                     Common stocks - 87.36% of net assets

           Airlines - 5.62%
    16,000 Copa Holdings, S.A.                                        1,913,760
     2,000 ERA Group Inc.                                                42,000

           Banking and finance - 8.13%
    18,280 Bancolombia, S.A.                                          1,156,210
    42,000 Banco Latinoamericano de Exportaciones, S.A.               1,039,080
     6,000 Popular Inc.                                                 165,660
     3,844 W Holding Co. Inc.                                                42
    31,000 Western Union Company                                        466,240

           Communications - 8.56%
    44,690 America Movil, S.A.B. de C.V. ADR                            936,702
    71,200 America Movil, S.A.B. de C.V. Series A                        75,013
   209,144 America Movil, S.A.B. de C.V. Series L                       222,210
    14,198 Atlantic Tele-Network, Inc.                                  688,745
    12,565 Fuego Enterprises Inc.                                         5,026
   212,994 Grupo Radio Centro, S.A.B. de C.V. Series A                  274,460
    28,400 Grupo Televisa, S.A.B. ADR                                   755,724
     8,030 Spanish Broadcasting System, Inc.                             20,637

           Conglomerates and holdings companies - 0.06%
   250,000 Admiralty Holding Company                                         --
    70,348 BCB Holdings Ltd.                                             20,296
     3,250 Shellshock Ltd. Ord.                                           1,814

           Construction and related - 8.05%
    47,655 Cemex S.A.B. de C.V. ADR                                     581,868
    58,021 Cemex S.A.B. de C.V. Series CPO                               70,533
        20 Ceramica Carabobo Class A ADR                                     --
    52,800 Mastec, Inc.                                               1,539,120
     8,000 Vulcan Materials                                             413,600
     1,900 Martin Marietta Materials                                    193,838

           Consumer products and related manufacturing - 5.18%
   327,290 Grupo Casa Saba, S.A.B. de C.V. ADR                          202,382
    19,000 Watsco Incorporated                                        1,599,420

           Food, beverages and tobacco - 9.42%
    60,000 Chiquita Brands International Inc.                           465,600
    53,874 Cleanpath Resources Corp.                                        199
    10,000 Coca Cola Femsa, S.A.B. de C.V. ADR                        1,637,700
    18,900 Fomento Economico Mexicano, S.A.B. de C.V. Series UBD        212,678
     4,000 Fomento Economico Mexicano, S.A.B. de C.V. ADR               454,000
    13,690 Fresh Del Monte Produce Inc.                                 369,356
    15,000 Grupo Modelo S.A.B. Ser C                                    135,982

           Housing - 4.15%
    33,500 Lennar Corporation                                         1,389,580
     6,100 Homex Development Corp.                                       54,534


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           Investment companies - 0.01%
     4,420 Shellproof Limited                                             2,752
    70,348 Waterloo Investment Holdings Ltd                                  --

           Leisure - 10.20%
    36,000 Carnival Corp.                                             1,234,800
    47,000 Royal Caribbean Cruises Ltd.                               1,561,340
    15,527 Steiner Leisure Ltd.                                         750,886

           Mining - 2.95%
     3,872 Grupo Mexico, S.A.B. de C.V. Series B                         15,608
    20,000 Freeport Mcmoran Copper                                      662,000
    19,900 Tahoe Resources, Inc.                                        350,041

           Pulp and paper - 0.18%
    18,300 Kimberly-Clark de Mexico, S.A.B. de C.V. Series A             63,921

           Railroad - 3.44%
    15,500 Norfolk Southern Corporation                               1,194,740

           Retail - 5.47%
     1,270 Grupo Elektra, S.A.B. de C.V. Series CPO                      50,327
    15,800 Pricesmart, Inc.                                           1,229,714
   190,222 Wal-Mart de Mexico, S.A.B. de C.V. Series V                  621,270

           Service - 0.03%
       700 Grupo Aeroportuario del Sureste, S.A.B. de C.V. Series B       9,519

           Trucking and marine freight - 10.46%
    12,280 Grupo TMM, S.A.B. ADR                                         12,648
     1,092 Seaboard Corporation                                       3,057,589
     2,000 Seacor Holdings, Inc.                                        147,360
     8,361 Teekay LNG Partners LP                                       346,396
    28,000 Ultrapetrol Bahamas Ltd.                                      74,760

           Utilities - 4.33%
    12,000 Caribbean Utilities Ltd. Class A                             121,080
    66,841 Consolidated Water, Inc.                                     661,726
       700 Cuban Electric Company                                            --
    40,500 Teco Energy Inc.                                             721,710

           Other - 1.12%
   500,000 Cuba Business Development                                         --
    25,000 Geltech Solutions Inc.                                        30,000
    13,000 Impellam Group                                                81,131
    55,921 Margo Caribe, Inc.                                           279,605
       895 Siderurgica Venezolana Sivensa, S.A. ADR                          --
        79 Siderurgica Venezolana Sivensa, S.A. Series B                     --

Total common stocks - 87.36%      (cost $24,254,079.75)              30,384,932

           Bonds - 0.00% of net assets

   165,000 Republic of Cuba - 4.5%, 1977 -
           in default (cost $63,038)                                         --

Other assets less liabilities - 12.64% of net assets                $ 4,394,922

Net assets - 100% (APPLICABLE TO 3,713,071 SHARES; EQUIVALENT
           TO $9.37 PER SHARE)                                     $ 34,779,854


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Security Valuation

The Herzfeld Caribbean Basin Fund, Inc. (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own
            assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market or Capital Market) are stated at the last reported sales price on the day of valuation (or at the NASDAQ official closing price); other securities traded in the over-the-counter market and listed securities for which no sale was reported on the date are stated at the last quoted bid price. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in such manner as the Board of Directors acting in good faith, deems appropriate.


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The  following  table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of March 31, 2013:

                                     Level 1      Level 2   Level 3     Total
Assets (at fair value)
     Common Stocks                 $30,278,939   $105,993     $0     $30,384,932
     Bonds                                   0          0      0               0
Total Investments in securities    $30,278,939   $105,993     $0     $30,384,932

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used to determine fair value:

                                   Investments in Securities at Fair Value
Balance December 31, 2012                         $0

Unrealized gain/(loss)                             0
Purchases                                          0
Sales                                             (0)
Transfers into Level 3                             0
Transfers out of Level 3                          (0)

Balance March 31, 2013                            $0

ITEM 2. CONTROLS AND PROCEDURES

    (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
          Company   Act   of  1940,  as  amended  (the  "1940  Act")  (17  CFR
          270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as an exhibit to this filing.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.

By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: May 17, 2013

By /s/ Cecilia L. Gondor
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Cecilia L. Gondor
Treasurer

Date: May 17, 2013